Short-Term Borrowings (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 years days
Short-Term Borrowings [Abstract]
Maximum maturity days of federal funds and securities sold	90
Maximum holding period for trading liabilities, days	90
Maximum original maturity period of other short-term borrowings, years	1
Fair value of capital markets trading securities pledged to secure other short-term borrowings	$ 5.8